Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SSCS Pte. Ltd
Related Party Transactions (Details) [Line Items]
Consulting services	$ 275	$ 275
Amount payable	23	23
Ocean Renaissance LLC
Related Party Transactions (Details) [Line Items]
Consulting services	375	367
Amount payable	$ 0	$ 0